SUPPLEMENT DATED SEPTEMBER 28, 2004

TO THE PROSPECTUSES

OF THE FUNDS INDICATED BELOW

There are two items covered in this Supplement. The modifications described herein pertain only to those portfolios listed immediately following the description. For more information, please contact your Smith Barney Financial Consultant or introducing broker.

Item 1:

The following information supersedes certain disclosure in the section of each fund’s prospectus entitled “Principal Investment Strategies” and corresponding sections of each fund’s Statement of Additional Information:

Effective November 1, 2004, the funds listed below will consider small capitalization companies to be companies with market capitalization values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by a fund still will be considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy.

CONSULTING GROUP CAPITAL MARKETS FUNDS
SMALL CAPITALIZATION GROWTH INVESTMENTS	December 29, 2003
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS	December 29, 2003

Effective November 1, 2004, the funds listed below will consider large capitalization companies to be companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by a fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy.

CONSULTING GROUP CAPITAL MARKETS FUNDS
LARGE CAPITALIZATION GROWTH INVESTMENTS	December 29, 2003
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS	December 29, 2003

Item 2:

The following information supersedes certain disclosure in each fund’s Prospectus and Statement of Additional Information:

Share certificates for each fund listed below will no longer be issued.

If you currently hold share certificates of a fund below, such certificates will continue to be honored.

CONSULTING GROUP CAPITAL MARKETS FUNDS	December 29, 2003
CONSULTING GROUP CAPITAL MARKETS FUNDS
MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	July 29, 2004

TK 2088    12/03    S7

TK 2090    07/04    S1